CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (48)	$ (47)	$ 45	$ (89)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustment	(101)	(23)	(191)	(30)
Pension and other postretirement benefits adjustments	1	(3)	3	5
Hedging instruments	(4)	5	(2)	9
Adjustments to equity method investments	0	0	2	0
Total other comprehensive loss, net of tax	(104)	(21)	(188)	(16)
Comprehensive loss	(152)	(68)	(143)	(105)
Comprehensive income attributable to noncontrolling interest	(2)	0	(5)	(2)
Comprehensive loss attributable to Venator	$ (154)	$ (68)	$ (148)	$ (107)